Cover	Nov. 25, 2024
Cover [Abstract]
Entity Registrant Name	Trutankless, Inc.
Entity Central Index Key	0001429393
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 25, 2024
Entity File Number	000-54219
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2137574
Entity Address Address Line 1	15900 North 78th Street
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85260
City Area Code	480
Local Phone Number	275-7572
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false